Shareholder Report, Holdings (Details)	Jul. 31, 2024
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Electrical Equipment And Electronic [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Electrical Equipment And Electronic [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Electrical Equipment And Electronic [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.61%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VERSATILE BOND PORTFOLIO - CLASS I | AA+ to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
VERSATILE BOND PORTFOLIO - CLASS I | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	9.62%
VERSATILE BOND PORTFOLIO - CLASS I | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	63.77%
VERSATILE BOND PORTFOLIO - CLASS I | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.33%
VERSATILE BOND PORTFOLIO - CLASS I | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.56%
VERSATILE BOND PORTFOLIO - CLASS C | AA+ to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
VERSATILE BOND PORTFOLIO - CLASS C | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	9.62%
VERSATILE BOND PORTFOLIO - CLASS C | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	63.77%
VERSATILE BOND PORTFOLIO - CLASS C | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.33%
VERSATILE BOND PORTFOLIO - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.56%
VERSATILE BOND PORTFOLIO - CLASS A | AA+ to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
VERSATILE BOND PORTFOLIO - CLASS A | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	9.62%
VERSATILE BOND PORTFOLIO - CLASS A | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	63.77%
VERSATILE BOND PORTFOLIO - CLASS A | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.33%
VERSATILE BOND PORTFOLIO - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.56%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 0 - 1 Months [Member]
Holdings [Line Items]
Percent of Total Investments	7.03%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 1 - 2 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.24%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 2 - 3 Months [Member]
Holdings [Line Items]
Percent of Total Investments	13.04%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 3 - 4 Months [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 4 - 7 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 7 - 9 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.09%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 9 - 23 Months [Member]
Holdings [Line Items]
Percent of Total Investments	11.37%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 23 - 25 Months [Member]
Holdings [Line Items]
Percent of Total Investments	11.21%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 25 - 32 Months [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PERMANENT PORTFOLIO - CLASS I | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.21%
PERMANENT PORTFOLIO - CLASS I | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
PERMANENT PORTFOLIO - CLASS I | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
PERMANENT PORTFOLIO - CLASS I | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.79%
PERMANENT PORTFOLIO - CLASS I | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%
PERMANENT PORTFOLIO - CLASS I | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.55%
PERMANENT PORTFOLIO - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
PERMANENT PORTFOLIO - CLASS C | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.21%
PERMANENT PORTFOLIO - CLASS C | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
PERMANENT PORTFOLIO - CLASS C | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
PERMANENT PORTFOLIO - CLASS C | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.79%
PERMANENT PORTFOLIO - CLASS C | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%
PERMANENT PORTFOLIO - CLASS C | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.55%
PERMANENT PORTFOLIO - CLASS C | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
PERMANENT PORTFOLIO - CLASS A | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.21%
PERMANENT PORTFOLIO - CLASS A | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
PERMANENT PORTFOLIO - CLASS A | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
PERMANENT PORTFOLIO - CLASS A | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.79%
PERMANENT PORTFOLIO - CLASS A | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.75%
PERMANENT PORTFOLIO - CLASS A | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.55%
PERMANENT PORTFOLIO - CLASS A | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%